Joint ventures and associates - Summary of Carrying Amount of Interests in Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures	$ 15,783	$ 17,382
Carrying amount of interests in associates	7,662	7,075
Joint ventures and associates	$ 23,445	$ 24,457